Segmental analysis	6 Months Ended
Sep. 30, 2018
Segment analysis
Segment analysis

2   Segmental analysis

The Group has a single group of related services and products being the supply of communications services and products. Revenue is attributed to a country or region based on the location of the Group company reporting the revenue.

Following the adoption of IFRS 15 “Revenue from Contracts with Customers” on 1 April 2018, the Group’s statutory results for the six months ended 30 September 2018 are on an IFRS 15 basis, whereas the statutory results for the six months ended 30 September 2017 are on an IAS 18 basis as previously reported, with any comparison between the two bases of reporting not being meaningful.

The segmental analysis set out below is primarily on an IAS 18 basis for all periods presented, as this is the basis on which the chief operating decision maker currently allocates resources and assesses performance, with the expectation that this will transition to an IFRS 15 basis in the financial year ending 31 March 2020. The segmental revenue and profit of Vodafone India were included in discontinued operations for all periods reported. See note 5 “Discontinued operations and assets and liabilities held for sale” for details.

	Segment	Intra-region	Regional	Inter-region	Group	Adjusted
	revenue	revenue	revenue	revenue	revenue	EBITDA
	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2018
Germany	5,451	(12)	5,439	(14)	5,425	2,078
Italy	2,915	(12)	2,903	(4)	2,899	1,080
UK	3,397	(8)	3,389	(7)	3,382	801
Spain	2,421	(14)	2,407	—	2,407	542
Other Europe	2,567	(19)	2,548	(15)	2,533	849
Europe	16,751	(65)	16,686	(40)	16,646	5,350
Vodacom	2,824	—	2,824	(3)	2,821	1,066
Other AMAP	2,459	—	2,459	(8)	2,451	666
AMAP	5,283	—	5,283	(11)	5,272	1,732
Common Functions	736	—	736	(109)	627	(4)
Group (IAS 18 basis)	22,770	(65)	22,705	(160)	22,545	7,078
Impact of adoption of IFRS 15	—	—	—	—	(749)	(205)
Group (IFRS 15 basis)	—	—	—	—	21,796	6,873

Revenue on an IFRS 15 basis is further disaggregated below.

			Revenue from
	Service	Equipment	contracts with	Interest	Other	Total segment
	revenue	revenue	customers	income	revenue[1]	revenue
	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2018
Germany	4,586	443	5,029	14	73	5,116
Italy	2,512	351	2,863	—	35	2,898
UK	2,554	517	3,071	25	35	3,131
Spain	2,162	205	2,367	9	33	2,409
Other Europe	2,253	262	2,515	10	28	2,553
Eliminations	(62)	—	(62)	—	(3)	(65)
Europe	14,005	1,778	15,783	58	201	16,042
Vodacom	2,199	431	2,630	6	82	2,718
Other AMAP	1,990	454	2,444	3	12	2,459
AMAP	4,189	885	5,074	9	94	5,177
Common Functions	300	13	313	2	422	737
Eliminations	(54)	—	(54)	—	(106)	(160)
Group	18,440	2,676	21,116	69	611	21,796

Note:

1.Other revenue largely represents lease revenues recognised under IAS 17 “Leases”.

The segmental analysis below for the six months ended 30 September 2017 is on an IAS 18 basis, as previously reported.

	Segment	Intra-region	Regional	Inter-region	Group	Adjusted
	revenue	revenue	revenue	revenue	revenue	EBITDA
	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2017
Germany	5,277	(13)	5,264	(10)	5,254	1,929
Italy	3,107	(17)	3,090	(1)	3,089	1,200
UK	3,515	(10)	3,505	(1)	3,504	930
Spain	2,512	(21)	2,491	(1)	2,490	751
Other Europe	2,452	(27)	2,425	(5)	2,420	773
Europe	16,863	(88)	16,775	(18)	16,757	5,583
Vodacom	2,799	—	2,799	—	2,799	1,063
Other AMAP	2,900	—	2,900	(14)	2,886	790
AMAP	5,699	—	5,699	(14)	5,685	1,853
Common Functions	675	—	675	(42)	633	(51)
Group	23,237	(88)	23,149	(74)	23,075	7,385

The Group’s measure of segment profit and adjusted EBITDA, excludes depreciation and amortisation, gains/losses on disposal of fixed assets, impairment losses, restructuring costs arising from discrete restructuring plans, the Group’s share of adjusted results in associates and joint ventures and other income and expense. A reconciliation of adjusted EBITDA to operating (loss)/profit is shown below. For a reconciliation of operating (loss)/profit to (loss)/profit for the financial period, see the consolidated income statement on page 29.

	Six months ended 30 September
	2018	2017
	€m	€m
Adjusted EBITDA	6,873	7,385
Depreciation, amortisation and loss on disposal of fixed assets	(4,773)	(4,928)
Share of adjusted results in equity accounted associates and joint ventures[1]	(8)	171
Adjusted operating profit	2,092	2,628
Impairment loss	(3,495)	—
Restructuring costs	(95)	(33)
Amortisation of acquired customer bases and brand intangible assets	(317)	(543)
Other income and expense	(91)	(44)
Operating (loss)/profit	(2,071)	2,008

Note:

1.    Share of adjusted results in equity accounted associates and joint ventures excludes amortisation of acquired customer bases and brand intangible assets, restructuring costs and other costs of €0.4 billion (2017: €0.2 billion) which are included in amortisation of acquired customer base and brand intangible assets, restructuring costs and other income and expense loss respectively.